COMMITMENTS - Operating Leases (Details) € in Thousands	Dec. 31, 2019 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 63,603
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	20,899
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	17,242
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	10,577
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 14,885